Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2016	Dec. 31, 2015
Current assets
Cash	$ 3,422	$ 272,666
Prepaid expenses	44,144	96,506
Other receivables	824,989	69,464
Total current assets	872,555	438,636
Cash held in Trust Account - restricted	200,118,133	200,009,918
Total assets	200,990,688	200,448,554
Current liabilities
Accounts payable and accrued expenses	989,127	266,916
Due to affiliate	78,600	18,067
Total current liabilities	1,067,727	284,983
Convertible note - due to Sponsor	15,000	0
Deferred underwriting fee	7,000,000	7,000,000
Total liabilities	8,082,727	7,284,983
Commitments
Common stock, subject to possible redemption or tender, 18,779,703 and 18,816,357 shares at redemption value at June 30, 2016 and December 31, 2015, respectively	187,907,960	188,163,570
Stockholders' equity:
Preferred stock, $.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Common stock, $.0001 par value; 100,000,000 shares authorized; 6,220,297 and 6,183,643 shares issued and outstanding (excludes 18,779,703 and 18,816,357 shares subject to possible redemption) at June 30, 2016 and December 31, 2015, respectively	622	618
Additional paid-in capital	6,349,273	6,093,667
Accumulated deficit	(1,349,894)	(1,094,284)
Total stockholders' equity	5,000,001	5,000,001
Total liabilities and stockholders' equity	$ 200,990,688	$ 200,448,554